Share-Based Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Share-Based Instruments
Summary of RSUs activity

	6 Months Ended	6 Months Ended
	June 30, 2020	June 30, 2019

Outstanding RSUs at January 1	307,907	218,902
Granted	22,672	15,431
Vested	(39,438)	(22,189)
Forfeited/Cancelled	(6,494)	(5,053)

Outstanding RSUs at June 30	284,647	207,091

Summary of warrants activity

	6 Months Ended	6 Months Ended
	June 30, 2020	June 30, 2019

Outstanding warrants at January 1	1,413,624	1,423,210
Granted	49,323	49,360
Exercised	(272,078)	(192,572)
Expired/lapsed/cancelled	(43,866)	(12,911)

Outstanding warrants at June 30	1,147,003	1,267,087